Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Debt Disclosure [Abstract]
Schedule of Nonconvertible Notes Related Party

Interest Rate	Issuance Date	Maturity	December 31, 2021

4.00%	12/31/2018	12/31/2022	55,250
4.00%	12/31/2018	12/31/2022	66,900
4.00%	12/31/2018	12/31/2022	74,220
4.00%	9/30/2019	9/29/2023	314,000
4.00%	9/17/2019	9/16/2023	81,500
4.00%	9/30/2019	9/29/2023	12,450
1.00%	12/31/2020	12/30/2022	254,382
1.00%	12/31/2020	12/30/2022	235,600
1.00%	12/31/2020	12/30/2022	83,785
4.00%	12/31/2020	12/31/2022	53,100
4.00%	12/31/2020	12/31/2022	13,468
			1,244,655

Interest Rate	Issuance Date	Maturity	3/31/2021

4.00%	12/31/2018	12/31/2020	55,250

4.00%	12/31/2018	12/31/2020	66,900

4.00%	12/31/2018	12/31/2020	74,220

4.00%	9/30/2019	9/29/2021	314,000

4.00%	9/17/2019	9/16/2020	81,500

4.00%	9/30/2019	9/29/2021	12,450

1.00%	12/31/2020	12/30/2022	254,382

1.00%	12/31/2020	12/30/2022	235,600

1.00%	12/31/2020	12/30/2022	99,970

1.00%	12/31/2020	12/30/2022	83,785

4.00%	12/31/2020	12/31/2021	53,100

4.00%	12/31/2020	12/31/2021	2,850

			1,334,007

Schedule of Nonconvertible Notes Non Related

Interest Rate	Default Rate	Issuance Date	Maturity	December 31, 2021
14.00%		8/1/18	1/31/20	500,000
14.00%	Additional 2%	10/30/19	10/29/20	229,500
14.00%	-	2/5/2020	2/5/2021	51,000
-%	-%	2/28/2020	8/27/2020	322,219
20.00%	Additional 2%	2/25/2020	8/24/2020	208,000
20.00%	Additional 2%	2/28/2020	8/27/2020	102,000
14.00%	Additional 2%	12/31/2019	12/31/2020	102,000
20.00%	Additional 2%	4/24/2020	4/23/2021	20,000
30.00%	Additional 2%	10/29/2020	2/28/2021	25,500
12.00%	Additional 2%	10/30/2020	11/1/2021	25,500
12.00%	Additional 2%	10/30/2020	11/1/2021	25,500
20.00%	-	2/5/2021	7/4/2021	68,000
18.20%	25.00%	9/18/2019	9/18/2023	23,347
18.20%	25.00%	10/9/2019	10/9/2023	37,037
18.20%	24.00%	3/10/2020	3/10/2024	90,654
15.00%	-	4/1/2021	3/31/2022	40,270
10.00%	-	4/1/2021	3/31/2022	100,000
12.00%	-	6/23/2021	6/22/2022	595,000
				2,565,527

Interest Rate	Default Rate	Issuance Date	Maturity	3/31/2021
14.00%		8/1/18	1/31/20	500,000

14.00%	Additional 2%	10/30/19	10/29/20	229,500

14.00%	N/A	2/5/2020	2/5/2021	51,000

20.00%	Additional 2%	2/28/2020	8/27/2020	204,000

20.00%	Additional 2%	2/25/2020	8/24/2020	208,000

20.00%	Additional 2%	2/28/2020	8/27/2020	102,000

20.00%	Additional 2%	4/14/2020	10/13/2020	102,000

14.00%	Additional 2%	12/31/2019	12/31/2020	102,000

20.00%	Additional 2%	4/24/2020	4/23/2021	20,000

20.00%	Additional 2%	8/21/2020	8/20/2021	10,000

30.00%	Additional 2%	10/29/2020	2/28/2021	25,500
				-
12.00%	Additional 2%	10/30/2020	11/1/2021	25,500

12.00%	Additional 2%	10/30/2020	11/1/2021	25,500

		2/5/2021		140,000

14.20%	25.00%	9/18/2019	9/18/2023	26,560

14.20%	25.00%	10/9/2019	10/9/2023	49,840

14.20%	25.00%	3/10/2020	3/10/2024	98,220

				1,919,620

Schedule of Notes Payable Outstanding Balance

The notes payable outstanding balance is as follows:

	March 31, 2021	March 31, 2020

PPP Loan	558,891	-
Nonconvertible notes, related party	834,653	12,000
Nonconvertible notes, non related	1,745,000
Convertible notes, related party	29,970	6,546
Convertible notes, non related	1,107,143
Less:
Non-current portion of PPP Loan	(588,891)	-
No-current portion of nonconvertible notes-related party	(509,972)	-
Non-current portion of nonconvertible notes, non related	(174,620)	-
Current notes payable	3,002,174	18,546